JPMorgan Small Cap Growth Fund
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.5%
Aerospace & Defense — 3.9%
AeroVironment, Inc. *	37	6,739
Firefly Aerospace, Inc. * (a)	234	6,661
Hexcel Corp.	189	15,320
Karman Holdings, Inc. * (a)	152	12,155
Kratos Defense & Security Solutions, Inc. *	196	13,798
VSE Corp.	163	30,180
		84,853
Automobile Components — 1.4%
LCI Industries	154	18,988
Visteon Corp.	126	11,441
		30,429
Banks — 1.7%
Ameris Bancorp	287	22,403
ServisFirst Bancshares, Inc.	193	14,043
		36,446
Biotechnology — 14.9%
Alkermes plc *	502	17,765
Apogee Therapeutics, Inc. *	352	29,588
Bridgebio Pharma, Inc. *	244	18,093
Caris Life Sciences, Inc. *	362	6,467
Cytokinetics, Inc. *	203	13,357
Disc Medicine, Inc. *	289	18,456
Dyne Therapeutics, Inc. *	969	17,571
Evommune, Inc. * (a)	615	14,151
Generate Biomedicines, Inc. *	596	7,456
Immunome, Inc. *	814	17,811
Newamsterdam Pharma Co. NV (Netherlands) * (a)	449	14,369
Nuvalent, Inc., Class A *	230	23,604
REGENXBIO, Inc. *	1,325	11,102
Rhythm Pharmaceuticals, Inc. *	255	22,210
Sionna Therapeutics, Inc. * (a)	552	22,123
Spyre Therapeutics, Inc. *	332	16,725
uniQure NV (Netherlands) *	384	6,284
Vaxcyte, Inc. *	297	17,235
Viking Therapeutics, Inc. *	211	6,855
Xenon Pharmaceuticals, Inc. (Canada) *	399	23,231
		324,453
Broadline Retail — 0.9%
Global-e Online Ltd. (Israel) *	251	7,745
Ollie's Bargain Outlet Holdings, Inc. *	129	11,916
		19,661
Building Products — 2.9%
AAON, Inc. (a)	95	7,828

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Building Products — continued
Modine Manufacturing Co. *	167	36,294
Simpson Manufacturing Co., Inc.	112	19,163
		63,285
Capital Markets — 2.6%
Evercore, Inc., Class A	41	12,247
Piper Sandler Cos. (a)	249	19,064
StoneX Group, Inc. *	312	25,196
		56,507
Commercial Services & Supplies — 1.8%
Casella Waste Systems, Inc., Class A * (a)	277	21,956
MSA Safety, Inc.	109	17,883
		39,839
Construction & Engineering — 4.2%
Dycom Industries, Inc. *	62	21,103
Primoris Services Corp.	172	24,530
Sterling Infrastructure, Inc. *	71	28,720
Valmont Industries, Inc.	41	16,540
		90,893
Construction Materials — 1.2%
Eagle Materials, Inc.	82	15,476
James Hardie Industries plc, ADR *	622	11,791
		27,267
Consumer Finance — 2.2%
Figure Technology Solutions, Inc., Class A * (a)	347	11,792
FirstCash Holdings, Inc.	196	36,872
		48,664
Consumer Staples Distribution & Retail — 1.2%
Chefs' Warehouse, Inc. (The) *	439	26,086
Diversified Consumer Services — 0.6%
Bright Horizons Family Solutions, Inc. *	148	12,169
Diversified Telecommunication Services — 0.7%
Lumen Technologies, Inc. *	2,194	15,248
Electrical Equipment — 4.9%
Bloom Energy Corp., Class A *	268	36,277
Nextpower, Inc., Class A *	322	38,858
Vicor Corp. *	191	30,794
		105,929
Electronic Equipment, Instruments & Components — 5.1%
Fabrinet (Thailand) *	101	52,567
Littelfuse, Inc.	61	20,834

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electronic Equipment, Instruments & Components — continued
Mirion Technologies, Inc. *	1,078	20,038
OSI Systems, Inc. * (a)	66	17,490
		110,929
Energy Equipment & Services — 0.8%
Cactus, Inc., Class A	393	18,607
Entertainment — 0.6%
IMAX Corp. *	359	13,639
Ground Transportation — 0.7%
Saia, Inc. *	44	15,522
Health Care Equipment & Supplies — 3.1%
Glaukos Corp. *	87	9,369
IRhythm Holdings, Inc. *	148	17,496
Lantheus Holdings, Inc. *	223	16,880
Merit Medical Systems, Inc. *	190	13,123
TransMedics Group, Inc. * (a)	117	11,587
		68,455
Health Care Providers & Services — 1.9%
Billiontoone, Inc., Class A * (a)	146	11,500
HealthEquity, Inc. *	145	12,143
Hims & Hers Health, Inc. * (a)	222	4,613
Hinge Health, Inc., Class A *	235	9,038
Lumexa Imaging Holdings, Inc. * (a)	562	4,836
		42,130
Health Care Technology — 0.7%
HeartFlow, Inc. * (a)	136	3,320
Waystar Holding Corp. *	472	11,370
		14,690
Hotels, Restaurants & Leisure — 4.3%
Boyd Gaming Corp.	269	22,091
Life Time Group Holdings, Inc. *	699	18,835
Planet Fitness, Inc., Class A *	163	12,099
Sportradar Group AG, Class A (Switzerland) * (a)	825	13,809
Wingstop, Inc.	39	6,044
Wyndham Hotels & Resorts, Inc.	245	19,922
		92,800
Industrial REITs — 1.1%
Terreno Realty Corp.	379	23,285
Insurance — 0.5%
Lemonade, Inc. *	176	11,022
IT Services — 2.3%
Applied Digital Corp. * (a)	266	6,302
DigitalOcean Holdings, Inc. *	518	44,463
		50,765

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — 4.2%
Esab Corp.	183	17,666
ITT, Inc.	82	15,646
JBT Marel Corp.	161	20,635
SPX Technologies, Inc. *	185	36,912
		90,859
Oil, Gas & Consumable Fuels — 0.8%
Gulfport Energy Corp. *	82	17,298
Passenger Airlines — 0.5%
Joby Aviation, Inc. * (a)	1,391	11,487
Pharmaceuticals — 4.6%
Crinetics Pharmaceuticals, Inc. *	607	22,061
LB Pharmaceuticals, Inc. * (a)	729	17,985
SpyGlass Pharma, Inc. * (a)	299	7,758
Terns Pharmaceuticals, Inc. *	411	21,647
VeraDermics, Inc. *	477	30,086
		99,537
Professional Services — 0.9%
ExlService Holdings, Inc. *	343	10,445
Verra Mobility Corp. *	689	9,841
		20,286
Real Estate Management & Development — 0.7%
Compass, Inc., Class A *	2,088	15,261
Retail REITs — 0.8%
Phillips Edison & Co., Inc.	462	17,308
Semiconductors & Semiconductor Equipment — 7.7%
Allegro MicroSystems, Inc. (Japan) *	714	22,528
Credo Technology Group Holding Ltd. *	230	21,581
MACOM Technology Solutions Holdings, Inc. *	95	21,030
MKS, Inc.	115	26,536
Navitas Semiconductor Corp. * (a)	577	5,063
Onto Innovation, Inc. *	94	19,217
Rambus, Inc. *	246	21,146
Rigetti Computing, Inc. * (a)	317	4,447
Semtech Corp. *	199	15,277
SiTime Corp. *	32	10,989
		167,814
Software — 6.7%
Agilysys, Inc. *	108	7,654
BlackLine, Inc. * (a)	483	17,885
Box, Inc., Class A *	546	12,897
Braze, Inc., Class A *	371	8,755
Clear Secure, Inc., Class A	397	19,210
Commvault Systems, Inc. *	101	7,826
D-Wave Quantum, Inc. (Canada) * (a)	309	4,460

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — continued
Gitlab, Inc., Class A *	208	4,505
JFrog Ltd. *	467	21,936
Procore Technologies, Inc. *	276	15,727
SentinelOne, Inc., Class A *	758	9,767
Varonis Systems, Inc. *	339	7,288
Vertex, Inc., Class A *	672	7,990
		145,900
Specialty Retail — 1.3%
Lithia Motors, Inc., Class A	41	10,148
Warby Parker, Inc., Class A *	860	18,119
		28,267
Textiles, Apparel & Luxury Goods — 1.0%
Levi Strauss & Co., Class A (a)	741	13,710
Wolverine World Wide, Inc.	501	8,168
		21,878
Tobacco — 0.5%
Turning Point Brands, Inc.	124	10,774
Trading Companies & Distributors — 2.6%
Applied Industrial Technologies, Inc.	73	19,354
Rush Enterprises, Inc., Class A	409	27,045
WESCO International, Inc.	41	11,234
		57,633
Total Common Stocks (Cost $1,679,384)		2,147,875
Short-Term Investments — 6.7%
Investment Companies — 1.3%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (b) (c) (Cost $28,527)	28,525	28,528
Investment of Cash Collateral from Securities Loaned — 5.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (b) (c) (Cost $116,496)	116,496	116,496
Total Short-Term Investments (Cost $145,023)		145,024
Total Investments — 105.2% (Cost $1,824,407)		2,292,899
Liabilities in Excess of Other Assets — (5.2)%		(113,237)
NET ASSETS — 100.0%		2,179,662

Percentages indicated are based on net assets.

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2026. The total value of securities on loan at March 31, 2026 is $121,429.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2026.

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,292,899	$—	$—	$2,292,899

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$76,111	$916,006	$963,588	$1	$(2)	$28,528	28,525	$910	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	112,363	855,816	851,683	—	—	116,496	116,496	4,239	—
Total	$188,474	$1,771,822	$1,815,271	$1	$(2)	$145,024		$5,149	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.